Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.2% of Net Assets
	Air Freight & Logistics — 2.0%
12,188	United Parcel Service, Inc., Class B	$ 2,364,350
	Total Air Freight & Logistics	$2,364,350
	Banks — 8.5%
134,454	Citizens Financial Group, Inc.	$ 4,083,368
6,331	PNC Financial Services Group, Inc.	804,670
147,398	Truist Financial Corp.	5,026,272
	Total Banks	$9,914,310
	Biotechnology — 3.6%
2,920(a)	Regeneron Pharmaceuticals, Inc.	$ 2,399,276
5,710(a)	Vertex Pharmaceuticals, Inc.	1,799,050
	Total Biotechnology	$4,198,326
	Broadline Retail — 2.6%
28,945(a)	Amazon.com, Inc.	$ 2,989,729
	Total Broadline Retail	$2,989,729
	Capital Markets — 4.6%
16,582	CME Group, Inc.	$ 3,175,785
3,908	MSCI, Inc.	2,187,268
	Total Capital Markets	$5,363,053
	Chemicals — 1.3%
16,206	International Flavors & Fragrances, Inc.	$ 1,490,304
	Total Chemicals	$1,490,304
	Construction Materials — 3.7%
12,212	Martin Marietta Materials, Inc.	$ 4,335,993
	Total Construction Materials	$4,335,993
	Consumer Staples Distribution & Retail — 3.1%
7,262	Costco Wholesale Corp.	$ 3,608,270
	Total Consumer Staples Distribution & Retail	$3,608,270
	Electrical Equipment — 1.8%
7,350	Rockwell Automation, Inc.	$ 2,156,857
	Total Electrical Equipment	$2,156,857
	Energy Equipment & Services — 0.2%
4,272	Schlumberger, NV	$ 209,755
	Total Energy Equipment & Services	$209,755
	Entertainment — 4.5%
26,847	Electronic Arts, Inc.	$ 3,233,721
28,974(a)	Live Nation Entertainment, Inc.	2,028,180
	Total Entertainment	$5,261,901
	Financial Services — 1.4%
7,310	Visa, Inc., Class A	$ 1,648,113
	Total Financial Services	$1,648,113
	Ground Transportation — 0.8%
4,846	Union Pacific Corp.	$ 975,306
	Total Ground Transportation	$975,306

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Health Care Equipment & Supplies — 1.2%
17,292	Medtronic Plc	$ 1,394,081
	Total Health Care Equipment & Supplies	$1,394,081
	Health Care Providers & Services — 0.2%
481	UnitedHealth Group, Inc.	$ 227,316
	Total Health Care Providers & Services	$227,316
	Hotels, Restaurants & Leisure — 1.4%
21,004(a)	Planet Fitness, Inc., Class A	$ 1,631,381
	Total Hotels, Restaurants & Leisure	$1,631,381
	Interactive Media & Services — 3.5%
39,924(a)	Alphabet, Inc., Class A	$ 4,141,316
	Total Interactive Media & Services	$4,141,316
	IT Services — 1.6%
24,413(a)	Akamai Technologies, Inc.	$ 1,911,538
	Total IT Services	$1,911,538
	Life Sciences Tools & Services — 3.2%
8,387	Danaher Corp.	$ 2,113,860
2,931	Thermo Fisher Scientific, Inc.	1,689,340
	Total Life Sciences Tools & Services	$3,803,200
	Machinery — 3.0%
15,503	Caterpillar, Inc.	$ 3,547,707
	Total Machinery	$3,547,707
	Metals & Mining — 3.7%
19,719	BHP Group, Ltd. (A.D.R.)	$ 1,250,382
76,738	Freeport-McMoRan, Inc.	3,139,351
	Total Metals & Mining	$4,389,733
	Oil, Gas & Consumable Fuels — 4.8%
7,526	Chevron Corp.	$ 1,227,942
38,797	EOG Resources, Inc.	4,447,300
	Total Oil, Gas & Consumable Fuels	$5,675,242
	Personal Care Products — 2.0%
9,331	Estee Lauder Cos., Inc., Class A	$ 2,299,718
	Total Personal Care Products	$2,299,718
	Pharmaceuticals — 4.1%
114,478(a)	Elanco Animal Health, Inc.	$ 1,076,093
10,830	Eli Lilly & Co.	3,719,239
	Total Pharmaceuticals	$4,795,332
	Semiconductors & Semiconductor Equipment — 13.0%
23,709(a)	Advanced Micro Devices, Inc.	$ 2,323,719
20,911	Analog Devices, Inc.	4,124,067
9,487	KLA Corp.	3,786,926
3,866	Lam Research Corp.	2,049,444
10,839	NVIDIA Corp.	3,010,749
	Total Semiconductors & Semiconductor Equipment	$15,294,905

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Software — 8.2%
8,264(a)	Adobe, Inc.	$ 3,184,697
22,509	Microsoft Corp.	6,489,345
	Total Software	$9,674,042
	Specialty Retail — 2.5%
9,800	Home Depot, Inc.	$ 2,892,176
	Total Specialty Retail	$2,892,176
	Technology Hardware, Storage & Peripherals — 6.2%
44,003	Apple, Inc.	$ 7,256,095
	Total Technology Hardware, Storage & Peripherals	$7,256,095
	Textiles, Apparel & Luxury Goods — 2.5%
23,670	NIKE, Inc., Class B	$ 2,902,889
	Total Textiles, Apparel & Luxury Goods	$2,902,889
	Total Common Stocks (Cost $89,648,189)	$116,352,938

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
1,101,606(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 1,101,606
		$1,101,606
	TOTAL SHORT TERM INVESTMENTS (Cost $1,101,606)	$1,101,606
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $90,749,795)	$117,454,544
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(113,259)
	net assets — 100.0%	$117,341,285

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$116,352,938	$—	$—	$116,352,938
Open-End Fund	1,101,606	—	—	1,101,606
Total Investments in Securities	$117,454,544	$—	$—	$117,454,544
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
3